SHARE CAPITAL	12 Months Ended
Jun. 30, 2025
SHARE CAPITAL

15. SHARE CAPITAL

The authorized share capital of the Company consists of an unlimited number of common shares. During the year ended June 30, 2025, the Company had the following common share transactions:

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On July 23, 2024 and in connection with the conversion of the outstanding convertible debentures, the holders elected to convert $82,800 of their outstanding principal and $25,418 of accrued interest into common shares of the Company at $0.36 per common share for a total converted amount of $108,218 and the issuance of 300,606 common shares (Note 16).

The Company did not have any common share transactions during the years ended June 30, 2024.